Financial Risks - Summary of Non-derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	¥ (12,632,537)	¥ (10,786,944)	¥ (9,989,095)
Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(8,373,958)	(7,418,957)	(6,988,560)
Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(3,970,978)	(3,021,251)	(3,592,182)
Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(1,852,677)	(1,500,590)	(1,290,488)
Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	26,085,615	21,778,342	21,276,043
Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(26,830,150)	(22,727,742)	(21,860,327)
Derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(75,477)	(49,332)	(7,077)
Currency derivative
In	228,651	340,651	67,344
Out	(353,986)	(389,481)	(102,360)
Total	(200,812)	(98,162)	(42,093)
Derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(147,811)	(193,700)	(53,859)
Currency derivative
In	151,430	698,151	469,407
Out	(163,366)	(802,373)	(554,602)
Total	(159,747)	(297,922)	(139,054)
Derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(45,699)	(60,827)	(28,028)
Currency derivative
In	49,701	159,022	432,293
Out	(51,643)	(175,429)	(496,390)
Total	(47,640)	(77,234)	(92,125)
Derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(22,832)	(8,584)	24,061
Currency derivative
In	23,919	122,100	78,102
Out	(24,707)	(131,401)	(93,342)
Total	(23,620)	(17,885)	8,822
Derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	288,853	278,434	93,177
Currency derivative
In	0
Out	137,127	158,936	138,738
Total	425,980	437,369	231,915
Derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(291,818)	(312,443)	(64,902)
Currency derivative
In	453,701	1,319,924	1,047,147
Out	(593,702)	(1,498,684)	(1,246,694)
Total	(431,820)	(491,203)	(264,449)
Non-derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(1,119,748)	(1,212,128)	(1,522,381)
Commercial paper	(3,233,528)	(4,137,362)	(3,964,956)
Current portion of long-term debt	(7,781,816)	(4,779,439)	(4,358,502)
Long-term debt	0
Lease liabilities	(52,983)	(48,255)	(89,976)
Class share	(243,650)	(511,599)	(11,186)
Total	(12,431,725)	(10,688,782)	(9,947,002)
Non-derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	0
Commercial paper	0
Current portion of long-term debt	0
Long-term debt	(8,135,588)	(7,052,355)	(6,247,464)
Lease liabilities	(78,623)	(68,680)	(90,442)
Class share	0	0	(511,600)
Total	(8,214,211)	(7,121,035)	(6,849,506)
Non-derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	0
Commercial paper	0
Current portion of long-term debt	0
Long-term debt	(3,871,044)	(2,895,474)	(3,427,698)
Lease liabilities	(52,294)	(48,543)	(72,359)
Class share	0	0	0
Total	(3,923,338)	(2,944,017)	(3,500,057)
Non-derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	0
Commercial paper	0
Current portion of long-term debt	0
Long-term debt	(1,609,200)	(1,300,892)	(1,131,995)
Lease liabilities	(219,857)	(181,812)	(167,316)
Class share	0	0	0
Total	(1,829,057)	(1,482,705)	(1,299,311)
Non-derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	1,109,904	1,188,652	1,490,332
Commercial paper	3,229,986	4,106,796	3,876,544
Current portion of long-term debt	7,584,337	4,568,140	4,247,655
Long-term debt	13,133,804	10,669,599	10,538,007
Lease liabilities	360,891	309,045	393,680
Class share	240,712	498,740	497,910
Total	25,659,635	21,340,973	21,044,128
Non-derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(1,119,748)	(1,212,128)	(1,522,381)
Commercial paper	(3,233,528)	(4,137,362)	(3,964,956)
Current portion of long-term debt	(7,781,816)	(4,779,439)	(4,358,502)
Long-term debt	(13,615,831)	(11,248,721)	(10,807,158)
Lease liabilities	(403,757)	(347,291)	(420,095)
Class share	(243,650)	(511,599)	(522,786)
Total	¥ (26,398,330)	¥ (22,236,539)	¥ (21,595,878)